UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:       October 31st

Date of reporting period:    May 1, 2004 to July 31, 2004

Item 1:                   Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.0%)
China (1.1%)
Diversified Telecommunication Services (1.1%)
China Telecom Corporation, Ltd. ADR	84,890	$2,826,837

TOTAL CHINA		2,826,837

Finland (1.7%)
Paper & Forest Products (1.7%)
Stora Enso Oyj	313,890	4,361,058

TOTAL FINLAND		4,361,058

France (12.6%)
Automobiles (2.1%)
Renault SA§	66,920	5,281,256

Banks (2.5%)
BNP Paribas SA§	64,527	3,758,512
Credit Agricole SA*§	110,519	2,607,964
		6,366,476

Diversified Telecommunication Services (1.8%)
France Telecom SA	191,174	4,736,776

Insurance (2.4%)
Axa§	294,680	6,056,096

Media (2.1%)
Lagardere S.C.A.§	86,298	5,252,070

Textiles & Apparel (1.7%)
LVMH Moet Hennessy Louis Vuitton SA§	62,140	4,241,924

TOTAL FRANCE		31,934,598

Germany (6.0%)
Banks (1.4%)
Bayerische Hypo-und Vereinsbank AG*	214,160	3,455,030

Electric Utilities (2.0%)
E.ON AG§	71,817	5,112,623

Electrical Equipment (1.6%)
Siemens AG	56,750	3,983,983

Machinery (1.0%)
MAN AG*	69,625	2,584,326

TOTAL GERMANY		15,135,962

Italy (4.8%)
Banks (2.3%)
SanPaolo IMI SpA§	500,700	5,726,770

Oil & Gas (2.5%)
Eni SpA§	307,940	6,339,731

TOTAL ITALY		12,066,501

	Number of Shares	Value
Japan (16.5%)
Auto Components (0.8%)
Stanley Electric Company, Ltd.	131,800	2,007,953

Banks (1.0%)
Bank of Yokohama, Ltd.	475,000	2,578,395

Diversified Financials (2.1%)
Nikko Cordial Corp.	553,000	2,505,630
ORIX Corp.	25,700	2,776,259
		5,281,889

Electronic Equipment & Instruments (3.1%)
Omron Corp.	207,800	4,446,665
Rohm Company, Ltd.	32,500	3,475,842
		7,922,507

Household Products (2.4%)
Uni-Charm Corp.	115,400	6,046,709

Machinery (2.7%)
Komatsu, Ltd.	465,000	2,741,061
THK Company, Ltd.	253,800	4,080,657
		6,821,718

Specialty Retail (1.5%)
Yamada Denki Company, Ltd.	108,200	3,737,562

Trading Companies & Distributors (1.9%)
Mitsubishi Corp.	495,000	4,761,025

Wireless Telecommunication Services (1.0%)
NTT DoCoMo, Inc.	1,478	2,572,626

TOTAL JAPAN		41,730,384

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR, Series L§	93,390	3,336,825

TOTAL MEXICO		3,336,825

Netherlands (6.2%)
Banks (1.6%)
ABN AMRO Holding NV§	194,330	4,070,968

Diversified Financials (2.3%)
ING Groep NV	245,750	5,704,390

Food Products (2.3%)
Royal Numico NV*	185,440	5,784,681

TOTAL NETHERLANDS		15,560,039

	Number of Shares	Value
Norway (1.4%)
Banks (1.4%)
DnB Holding ASA§	505,350	3,464,490

TOTAL NORWAY		3,464,490

Singapore (2.2%)
Banks (2.2%)
United Overseas Bank, Ltd.	682,416	5,433,154

TOTAL SINGAPORE		5,433,154

South Korea (1.8%)
Banks (0.7%)
Industrial Bank of Korea	322,040	1,699,005

Semiconductor Equipment & Products (1.1%)
Samsung Electronics Company, Ltd.	7,900	2,816,845

TOTAL SOUTH KOREA		4,515,850

Spain (1.5%)
Oil & Gas (1.5%)
Repsol YPF SA§	180,600	3,835,526

TOTAL SPAIN		3,835,526

Sweden (3.1%)
Machinery (3.1%)
Sandvik AB§	154,780	5,314,707
SKF AB Class B§	66,315	2,519,035

TOTAL SWEDEN		7,833,742

Switzerland (6.2%)
Banks (1.9%)
UBS AG§	72,580	4,856,253

Food Products (1.6%)
Nestle SA	15,875	4,057,627

Pharmaceuticals (2.7%)
Novartis AG	149,172	6,675,341

TOTAL SWITZERLAND		15,589,221

Taiwan (2.4%)
Computers & Peripherals (0.8%)
Compal Electronics, Inc.	2,171,000	2,165,252

Semiconductor Equipment & Products (1.6%)
Taiwan Semiconductor Manufacturing Company, Ltd.	1,799,010	2,270,595
Taiwan Semiconductor Manufacturing Company, Ltd. ADR*§	235,703	1,678,205
		3,948,800

TOTAL TAIWAN		6,114,052

	Number of Shares	Value
United Kingdom (27.2%)
Banks (2.8%)
HSBC Holdings PLC	309,800	4,567,652
Royal Bank of Scotland Group PLC	87,050	2,447,257
		7,014,909

Commercial Services & Supplies (3.5%)
Capita Group PLC	904,530	5,033,217
Hays PLC	1,757,570	3,899,184
		8,932,401

Food Products (3.3%)
Cadbury Schweppes PLC	504,710	4,132,348
Unilever PLC	472,920	4,175,209
		8,307,557

Industrial Conglomerates (0.9%)
FKI PLC	1,014,169	2,231,500

Metals & Mining (1.2%)
BHP Billiton PLC	320,420	2,919,165

Multiline Retail (1.5%)
Marks & Spencer Group PLC	611,390	3,857,883

Oil & Gas (5.3%)
BP PLC	665,310	6,242,737
Shell Transportation & Trading Company PLC	985,750	7,143,259
		13,385,996

Pharmaceuticals (4.6%)
AstraZeneca PLC	130,730	5,850,435
GlaxoSmithKline PLC	286,010	5,809,458
		11,659,893

Tobacco (1.8%)
Imperial Tobacco Group PLC	211,700	4,604,191

Transportation Infrastructure (2.3%)
BAA PLC	581,250	5,913,769

TOTAL UNITED KINGDOM		68,827,264

TOTAL COMMON STOCKS (Cost $216,236,568)		242,565,503

SHORT-TERM INVESTMENT (19.2%)
State Street Navigator Prime Fund§§ (Cost $48,467,657)	48,467,657	48,467,657

	Par (000)
SHORT-TERM INVESTMENT (4.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $10,849,000)	$10,849	10,849,000

TOTAL INVESTMENTS AT VALUE (119.5%) (Cost $275,553,225)		301,882,160

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.5%)		(49,225,561)

Value

NET ASSETS (100.0%)	$252,656,599

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                      Non-income producing security.

§                      Security or portion thereof is out on loan.

§§               Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $375,553,225, $35,748,082, $(9,419,147) and $26,328,935, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004